Net Change in Capitalized Exploratory Well Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Project	Dec. 31, 2011 Project	Dec. 31, 2010 Project
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Beginning Balance at January 1,	$ 11,756	$ 1,637	$ 5,107
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	95,980	106,045	34,330
Divested wells	0	0	(10,770)
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(70,518)	(95,926)	(23,016)
Capitalized exploratory well costs charged to expense	(250)	0	(4,014)
Ending Balance at December 31,	36,968	11,756	1,637
Less exploratory well costs that have been capitalized for a period of one year or less	(36,630)	(11,756)	(1,637)
Capitalized exploratory well costs for a period of greater than one year	$ 338	$ 0	$ 0
Number of projects that have exploratory well costs capitalized for a period of more than one year	2	0	0